INVESTMENTS IN ASSOCIATES AND INCORPORATED JOINT VENTURES (Tables)	12 Months Ended
Dec. 31, 2019
Interests In Other Entities [Abstract]
Disclosure of associates

	Notes	INV Metals[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2018		$7.7	$61.3	$—	$69.0
Currency translation adjustment		(1.2)	—	—	(1.2)
Share of net earnings (loss), net of income taxes		(1.5)	13.1	1.0	12.6
Share of net earnings recorded as a reduction of the provision	16	—	—	(1.0)	(1.0)
Share of dividends received		—	(2.1)	—	(2.1)
Other		—	(0.5)	—	(0.5)
Balance, December 31, 2018		5.0	71.8	—	76.8
Purchase of additional shares of associate[3]		5.0	—	—	5.0
Currency translation adjustment		1.4	—	—	1.4
Share of net earnings (loss), net of income taxes		(1.4)	(24.7)	0.1	(26.0)
Share of net earnings recorded as a reduction of the provision	12	—	—	(0.1)	(0.1)
Share of dividends received		—	(2.1)	—	(2.1)
Reclassification to assets and liabilities held for sale		—	(45.0)	—	(45.0)
Balance, December 31, 2019		$10.0	$—	$—	$10.0

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
INV Metals Inc. ("INV Metals"), is a publicly traded company incorporated in Canada. The Company's ownership interest in INV Metals as at December 31, 2019 was 35.6% (December 31, 2018 - 35.6%). On March 19, 2019, the Company participated in INV Metals' common shares public equity offering and acquired an additional 1.6 million common shares of INV Metals at a price of C$0.65 per share for an aggregate amount of $0.8 million (C$1.1 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals. On October 28, 2019, the Company participated in INV Metals' private placement of common shares and acquired an additional 13.9 million common shares of INV Metals at a price of C$0.40 per share for an aggregate amount of $4.2 million (C$5.6 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

Disclosure of joint ventures

	Notes	INV Metals[1]	Sadiola[2]	Yatela[2]	Total
Balance, January 1, 2018		$7.7	$61.3	$—	$69.0
Currency translation adjustment		(1.2)	—	—	(1.2)
Share of net earnings (loss), net of income taxes		(1.5)	13.1	1.0	12.6
Share of net earnings recorded as a reduction of the provision	16	—	—	(1.0)	(1.0)
Share of dividends received		—	(2.1)	—	(2.1)
Other		—	(0.5)	—	(0.5)
Balance, December 31, 2018		5.0	71.8	—	76.8
Purchase of additional shares of associate[3]		5.0	—	—	5.0
Currency translation adjustment		1.4	—	—	1.4
Share of net earnings (loss), net of income taxes		(1.4)	(24.7)	0.1	(26.0)
Share of net earnings recorded as a reduction of the provision	12	—	—	(0.1)	(0.1)
Share of dividends received		—	(2.1)	—	(2.1)
Reclassification to assets and liabilities held for sale		—	(45.0)	—	(45.0)
Balance, December 31, 2019		$10.0	$—	$—	$10.0

1	IAMGOLD includes results based on the latest publicly available information.

2	The Company's incorporated joint ventures are not publicly listed.

3
INV Metals Inc. ("INV Metals"), is a publicly traded company incorporated in Canada. The Company's ownership interest in INV Metals as at December 31, 2019 was 35.6% (December 31, 2018 - 35.6%). On March 19, 2019, the Company participated in INV Metals' common shares public equity offering and acquired an additional 1.6 million common shares of INV Metals at a price of C$0.65 per share for an aggregate amount of $0.8 million (C$1.1 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals. On October 28, 2019, the Company participated in INV Metals' private placement of common shares and acquired an additional 13.9 million common shares of INV Metals at a price of C$0.40 per share for an aggregate amount of $4.2 million (C$5.6 million). This acquisition allowed the Company to maintain a 35.6% ownership in INV Metals.

Associate's combined financial information as reported by INV Metals are summarized below:

	12 Months ended[1]
	2019	2018
Net loss	$(2.8)	$(2.9)
Other comprehensive income	1.2	1.3
Comprehensive loss	$(1.6)	$(1.6)

1 IAMGOLD includes results based on the latest 12 months of publicly available information